Segment Information - Summary of Operating Segments (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Interest and similar income and expenses	R$ 64,325	R$ 62,565	R$ 67,311
Net gains (loss) on investment securities and derivatives	4,098	(4,834)	4,181
Results from foreign exchange operation	927	2,974	(250)
Depreciation and amortization expenses	R$ (4,630)	R$ (3,332)	R$ (3,034)